RELATED PARTY TRANSACTIONS - Purchase of Property and Equipment (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Transactions with related parties
Total	Rp 683	Rp 993
% of total property and equipment purchased	2.05%	3.41%
Entities under common control
Transactions with related parties
Total	Rp 301	Rp 527
% of total property and equipment purchased	0.90%	1.80%
INTI
Transactions with related parties
Total	Rp 203	Rp 374
% of total property and equipment purchased	0.61%	1.28%
LEN
Transactions with related parties
Total	Rp 67	Rp 114
% of total property and equipment purchased	0.20%	0.39%
Others
Transactions with related parties
Total	Rp 31	Rp 39
% of total property and equipment purchased	0.09%	0.13%
Other related entities
Transactions with related parties
Total	Rp 382	Rp 466
% of total property and equipment purchased	1.15%	1.61%
Kopegtel
Transactions with related parties
Total	Rp 130	Rp 198
% of total property and equipment purchased	0.39%	0.68%
Kisel
Transactions with related parties
Total	Rp 73	Rp 66
% of total property and equipment purchased	0.22%	0.23%
Bangtelindo
Transactions with related parties
Total	Rp 64	Rp 84
% of total property and equipment purchased	0.19%	0.29%
SPM
Transactions with related parties
Total	Rp 57	Rp 73
% of total property and equipment purchased	0.17%	0.25%
Others
Transactions with related parties
Total	Rp 58	Rp 45
% of total property and equipment purchased	0.18%	0.16%